Cover	Mar. 18, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 18, 2025
Entity Registrant Name	SIFCO Industries, Inc.
Entity Incorporation, State or Country Code	OH
Entity File Number	001-05978
Entity Tax Identification Number	34-0553950
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44103
Entity Address, City or Town	Cleveland
Entity Address, Address Line One	970 East 64th Street,
City Area Code	216
Local Phone Number	881-8600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Shares
Trading Symbol	SIF
Security Exchange Name	NYSEAMER
Amendment Flag	false
Entity Central Index Key	0000090168